As filed with the U.S. Securities and Exchange Commission on March 5, 2002

                       1933 Act Registration No. 333-73758

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      [ ] Pre-Effective Amendment No.___ [X] Post-Effective Amendment No. 1


                          DREYFUS FOUNDERS FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (303) 394-4404
                  (Registrant's Area Code and Telephone Number)

                             2930 East Third Avenue
                             Denver, Colorado 80206
                    (Address of Principal Executive Offices)

                         Kenneth R. Christoffersen, Esq.
                             2930 East Third Avenue
                             Denver, Colorado 80206
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Clifford J. Alexander, Esq.
                             Thomas M. Leahey, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

Title of securities being registered: Common stock, par value $0.01 per share.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

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                          DREYFUS FOUNDERS FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

|X|      Cover Sheet

|X|      Contents of Registration Statement

|X|      Letter to Shareholders*

|X|      Questions and Answers*

|X|      Notice of Special Meeting*

|X|      Part A - Prospectus/Proxy Statement*

|X|      Part B - Statement of Additional Information*

|X|      Part C - Other Information

|X|      Signature Page

|X|      Exhibits

*Previously filed in the Registrant's Registration Statement on Form N-14, SEC File No. 333-73758, on November 20, 2001.

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) and the Proxy Card (Exhibit 17(a)) for the reorganization of Dreyfus Founders Focus Fund, a series of Dreyfus Founders Funds, Inc., into Dreyfus Founders Growth Fund, also a series of Dreyfus Founders Funds, Inc.

                                OTHER INFORMATION

Item 15. Indemnification
-------- ---------------

         Indemnification provisions for officers, directors, employees, and agents of the Registrant are set forth in Article XII of the Bylaws of the Registrant, and are hereby incorporated by reference. See Item 16(2) below. Section 12.01 of Article XII of the Bylaws provides that the Registrant shall indemnify each person who is or was a director, officer, employee or agent of the Registrant against expenses, judgments, fines and amounts paid in settlement to the full extent permitted by Section 2-418 of the General Corporation Law of Maryland or any other applicable law. However, notwithstanding any provisions in
         Article XII to the contrary, no officer, director, employee, and/or agent of the Registrant shall be indemnified by the Registrant in violation of sections 17(h) and (i) of the Investment Company Act of 1940, as amended.

         Pursuant to the Underwriting Agreement between the Registrant and Dreyfus Service Corporation ("DSC"), with certain exceptions, the Registrant has agreed to indemnify DSC against any liabilities and expenses arising out of any omissions of material facts or untrue statements made by the Registrant in its prospectus or registration statement.

Item 16. Exhibits
-------- --------
         (1) (a) Articles of Incorporation of Dreyfus Founders Funds, Inc., dated June 19, 1987.(1)

             (b) Articles Supplementary to the Articles of Incorporation, filed November 25, 1987.(1)

             (c) Articles Supplementary to the Articles of Incorporation, filed February 25, 1988.(1)

             (d) Articles Supplementary to the Articles of Incorporation, filed December 12, 1989.(1)

             (e) Articles Supplementary to the Articles of Incorporation, filed May 3, 1990.(1)

             (f) Articles Supplementary to the Articles of Incorporation, filed September 22, 1993.(1)

             (g) Articles Supplementary to the Articles of Incorporation, filed December 27, 1995.(1)

             (h) Articles Supplementary to the Articles of Incorporation, filed May 20,1996.(2)

             (i) Articles Supplementary to the Articles of Incorporation, filed October 21, 1996.(2)

             (j) Articles Supplementary to the Articles of Incorporation, filed April 9, 1997.(3)

             (k) Articles of Amendment to Articles of Incorporation, filed April 22, 1999.(5)

             (l) Articles Supplementary to Articles of Incorporation, filed October 25, 1999.(6)

             (m) Articles Supplementary to Articles of Incorporation, filed December 29, 1999.(6)

             (n) Articles of Amendment to Articles of Incorporation, filed December 29, 1999.(6)

         (2) By-Laws of Dreyfus Founders Funds, Inc., as amended November 18, 1997.(4)

         (3)       Not applicable.

         (4)       The Plan of Reorganization (the Prospectus/Proxy
                   Statement).(9)

         (5) Provisions defining the rights of holders of securities are contained in Article Fifth of the Registrant's Articles of Incorporation, as amended, the Articles Supplementary to Articles of Incorporation filed October 25, 1999, and Articles II, IV, VI and IX of the Registrant's Bylaws.

         (6) (a) Investment Advisory Agreement between Dreyfus Founders Funds, Inc. and Founders Asset Management LLC, dated April 1, 1998.(4)

             (b) Amended and Restated Appendix 1 to Dreyfus Founders Funds, Inc. Investment Advisory Agreement, dated December 31, 1999.(7)

         (7) (a) Underwriting Agreement between Dreyfus Founders Funds, Inc. and Dreyfus Service Corporation, dated March 22, 2000.(8)

             (2) Form of Distribution and Shareholder Support Agreement for Dreyfus Founders Funds, Inc. - Class F Shares.(8)

             (3) Form of Broker-Dealer Agreement for Dreyfus Founders Funds, Inc.(8)

             (4) Form of Bank Affiliated Broker-Dealer Agreement for Dreyfus Founders Funds, Inc.(8)

             (5)   Form of Bank Agreement for Dreyfus Founders Funds, Inc.(8)

         (8)       Not applicable.

         (9) (a) Custody Agreement between Investors Fiduciary Trust Company ("IFTC") and Dreyfus Founders Funds, Inc., dated January 3, 1994 (assigned by IFTC to State Street Bank and Trust Company effective April 1, 2000).(2)

             (b)   Fee Schedule effective August 1, 2001.(10)

             (c)   Amendment to Custody Agreement, dated June 1, 2001.(10)

         (10)(a) Amended and Restated Dreyfus Founders Funds, Inc. Rule 12b-1 Distribution Plan (For Class F Shares Only), dated December 31, 1999.(5)

             (b) Dreyfus Founders Funds, Inc. Distribution Plan for Classes B, C And T, dated December 31, 1999.(5)

             (c) Dreyfus Founders Funds, Inc. Rule 18f-3 Plan, dated December 31, 1999.(6)

         (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.(9)

         (12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters (filed herewith).

         (13)(a) Second Amended and Restated Shareholder Services Agreement between Dreyfus Founders Funds, Inc. and Founders Asset Management LLC, dated March 9, 2001.(10)

             (b) Amended and Restated Fund Accounting and Administrative Services Agreement between Dreyfus Founders Funds, Inc. and

                   Founders Asset Management LLC, dated December 31,1999.(7)

         (14)      Consent of Independent Accountants.(9)

         (15)      Not applicable.

         (16)      Copies of manually signed Powers of Attorney.(9)

         (17)      Additional Exhibits.

             (a)   Proxy Card (filed herewith).

______________

   (1) Filed previously on EDGAR with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A (File No. 2-17531) on April 29, 1996 and incorporated herein by reference.

   (2) Filed previously on EDGAR with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A (File No. 2-17531) on February 24, 1997 and incorporated herein by reference.

   (3) Filed previously on EDGAR with Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A (File No. 2-17531) on February 27, 1998 and incorporated herein by reference.

   (4) Filed previously on EDGAR with Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A (File No. 2-17531) on February 22, 1999 and incorporated herein by reference.

   (5) Filed previously on EDGAR with Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A (File No. 2-17531) on October 7, 1999 and incorporated herein by reference.

   (6) Filed previously on EDGAR with Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File No. 2-17531) on December 29, 1999 and incorporated herein by reference.

   (7) Filed previously on EDGAR with Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A (File No. 2-17531) on February 29, 2000 and incorporated herein by reference.

   (8) Filed previously on EDGAR with Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A (File No. 2-17531) on February 28, 2001 and incorporated herein by reference.

   (9) Filed previously on EDGAR with the Registration Statement on Form N-14 (File No. 333-73758) on November 20, 2001 and incorporated herein by reference.

  (10) Filed previously on EDGAR with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A (File No. 2-17531) on March 1, 2002 and incorporated herein by reference.

Item 17.     Undertakings
--------     ------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the City and County of Denver, State of Colorado, on the 4th day of March, 2002.

                                               DREYFUS FOUNDERS FUNDS, INC.
ATTEST:
                                               By:  /s/ Richard W. Sabo
                                                    ---------------------------
/s/ Kenneth R. Christoffersen                  Richard W. Sabo, President
------------------------------------
Kenneth R. Christoffersen, Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                          TITLE                        DATE
----------                          -----
/s/ Richard W. Sabo                 President                    March 4, 2002
-----------------------------       (Principal Executive
Richard W. Sabo                      Officer)

/s/ Francis P. Gaffney              Treasurer                    March 4, 2002
-----------------------------       (Principal Financial and
Francis P. Gaffney                   Accounting Officer)

/s/ Eugene H. Vaughan*              Chairman                     March 4, 2002
-----------------------------
Eugene H. Vaughan

/s/ Alan S. Danson*                 Director                     March 4, 2002
-----------------------------
Alan S. Danson

/s/ Joan D. Manley*                 Director                     March 4, 2002
-----------------------------
Joan D. Manley

/s/ Robert P. Mastrovita*           Director                     March 4, 2002
-----------------------------
Robert P. Mastrovita

/s/ Trygve E. Myhren*               Director                     March 4, 2002
-----------------------------
Trygve E. Myhren

/s/ George W. Phillips*             Director                     March 4, 2002
-----------------------------
George W. Phillips

/s/ Jay A. Precourt*                Director                     March 4, 2002
-----------------------------
Jay A. Precourt

/s/ Kenneth R. Christoffersen                                    March 4, 2002
-----------------------------
* By Kenneth R. Christoffersen
Attorney-in-Fact

                                  Exhibit Index
                                  -------------

Exhibit      Description
-------      -----------

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters.

(17)(a)      Proxy Card.